Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 9,182	$ 7,838
Trade and other receivables (note 6)	665	658
Inventory	367	1,203
Prepaid expenses and other current assets	833	1,211
Total current assets	11,047	10,910
Restricted cash equivalents	358	364
Right of use assets (note 7)	288	582
Property, plant and equipment	31	35
Identifiable intangible assets	35	40
Goodwill (note 8)	7,882	8,050
Total assets	19,641	19,981
Current liabilities
Payables and accrued liabilities (note 9)	1,656	2,148
Provision for restructuring and other costs (note 10)	96	418
Income taxes	637	1,448
Current portion of deferred revenues	585	991
Current portion of lease liabilities (note 11)	216	648
Current portion of warrant liability (note 12)	1	6
Total current liabilities	3,191	5,659
Deferred revenues	166	185
Lease liabilities (note 11)	144	255
Warrant liability (note 12)	2,109	2,249
Employee future benefits (note 13)	12,056	13,788
Non-current portion of provision for restructuring and other costs (note 10)	288	308
Total liabilities	17,954	22,444
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	226,413	224,528
Other capital	89,694	89,806
Deficit	(314,724)	(316,891)
Accumulated other comprehensive income	304	94
Total shareholders' equity (deficiency)	1,687	(2,463)
Total liabilities and shareholders' equity (deficiency)	$ 19,641	$ 19,981